UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3723

Fidelity New York Municipal Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	April 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® New York Municipal Income Fund

April 30, 2018

NFY-QTLY-0618
1.800351.114

Schedule of Investments April 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.2%
	Principal Amount (000s)	Value (000s)
New York - 92.2%
Buffalo and Erie County Indl. Land Rev. (Catholic Health Sys., Inc. Proj.) Series 2015:
5% 7/1/24	$600	$677
5% 7/1/25	455	519
5% 7/1/26	450	504
5% 7/1/27	540	603
5% 7/1/28	360	401
5% 7/1/29	300	333
5% 7/1/30	575	633
5% 7/1/40	1,000	1,072
5.25% 7/1/35	1,000	1,096
Buffalo Muni. Wtr. Fin. Auth. Series 2015 A:
4% 7/1/22	350	374
5% 7/1/24	400	455
5% 7/1/25	250	288
5% 7/1/26	500	574
5% 7/1/27	2,000	2,287
5% 7/1/29	500	566
Dorm. Auth. New York Univ. Rev.:
( State Univ. of New York Proj.) Series 2017 A, 5% 7/1/32	1,500	1,735
(Fordham Univ. Proj.) Series 2017:
5% 7/1/30	625	728
5% 7/1/32	1,500	1,730
(Memorial Sloan-Kettring Cancer Ctr.) Series 2017. 5% 7/1/31	3,315	3,886
(Orange Reg'l. Med. Ctr. Proj.) Series 2017, 5% 12/1/28 (a)	3,700	4,089
(St Johns Univ., NY. Proj.) Series 2017 A:
5% 7/1/27	4,000	4,689
5% 7/1/28	750	876
5% 7/1/29	1,400	1,629
5% 7/1/30	1,250	1,449
(State Univ. of New York Proj.) Series 2017 A, 5% 7/1/34	3,000	3,436
Series 2016 A:
5% 7/1/36	8,000	9,132
5% 7/1/39	6,185	7,031
5% 7/1/41	2,500	2,764
5% 7/1/46	8,000	8,821
5% 7/1/50	6,280	6,919
Dutchess County Local Dev. Corp. Rev.:
( Vassar College, Proj.) Series 2017, 5% 7/1/35	1,100	1,260
(Health Quest Sys. Proj.) Series 2016 B, 5% 7/1/26	1,400	1,622
(Health Quest Systems, Inc. Proj.) Series 2016 B, 5% 7/1/46	9,025	9,898
(Marist College Proj.) Series 2015 A:
5% 7/1/26	550	628
5% 7/1/27	350	397
5% 7/1/28	500	566
5% 7/1/29	725	818
5% 7/1/31	2,610	2,925
5% 7/1/32	2,660	2,971
5% 7/1/33	2,770	3,085
5% 7/1/34	2,935	3,267
5% 7/1/35	3,000	3,337
5% 7/1/36	1,000	1,112
5% 7/1/40	8,500	9,426
(Vassar College, Proj.) Series 2017:
5% 7/1/36	1,430	1,634
5% 7/1/37	1,705	1,947
Erie County Fiscal Stability Auth.:
Series 2017 C:
5% 9/1/29	600	715
5% 9/1/30	625	741
5% 9/1/31	1,050	1,239
Series 2017 D:
5% 9/1/29	325	387
5% 9/1/30	400	474
5% 9/1/33	525	615
5% 9/1/34	850	990
5% 9/1/35	1,300	1,510
Erie County Gen. Oblig. Series 2015 A:
5% 9/15/27	275	315
5% 9/15/28	275	314
Haverstraw Stony Point Central School District Series 2015:
5% 10/15/32 (FSA Insured)	1,200	1,339
5% 10/15/33 (FSA Insured)	300	334
Hempstead Local Dev. Corp. Rev.:
(Adelphi Univ. Proj.) Series 2009 B, 5.25% 2/1/39	1,200	1,227
(Molloy College Proj.) Series 2017:
5% 7/1/32	740	822
5% 7/1/33	475	526
Hudson Yards Infrastructure Corp. New York Rev.:
Series 2011:
5.25% 2/15/47	6,240	6,630
5.25% 2/15/47 (Pre-Refunded to 2/15/21 @ 100)	285	310
Series 2012 A:
5.75% 2/15/47	8,430	9,115
5.75% 2/15/47 (Pre-Refunded to 2/15/21 @ 100)	390	429
Series 2017 A:
5% 2/15/32	4,000	4,620
5% 2/15/33	10,000	11,501
5% 2/15/34	6,000	6,856
5% 2/15/36	4,750	5,404
5% 2/15/37	2,505	2,848
Jefferson County Civic Facilit (Samaritan Med. Ctr. Proj.) Series 2017 A, 4% 11/1/47	1,500	1,420
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000 A, 0% 6/1/19 (FSA Insured)	1,040	1,018
Series 2012 A, 5% 9/1/42	2,320	2,524
Series 2012 B:
5% 9/1/25	4,000	4,406
5% 9/1/26	10,065	11,083
5% 9/1/27	10,000	11,007
Series 2014 A, 5% 9/1/35	5,000	5,497
Series 2016 B, 5% 9/1/36	3,500	3,938
Series 2017:
5% 9/1/29	500	582
5% 9/1/30	750	869
Madison County Cap. Resource Corp. Rev.:
(Colgate Univ. Proj.) Series 2010 A:
5% 7/1/24	1,405	1,493
5% 7/1/25	1,000	1,063
5% 7/1/26	1,150	1,222
5% 7/1/27	1,630	1,732
5% 7/1/28	1,015	1,078
(Colgate Univ. Rfdg. Proj.) Series 2015 A:
5% 7/1/26	500	575
5% 7/1/30	1,125	1,271
5% 7/1/32	1,250	1,406
5% 7/1/33	1,000	1,123
5% 7/1/35	1,000	1,120
5% 7/1/40	4,000	4,428
Monroe County Indl. Dev. Agcy. Rev. (Rochester Schools Modernization Proj.) Series 2015:
5% 5/1/23	350	395
5% 5/1/24	750	859
5% 5/1/25	750	870
5% 5/1/26	1,200	1,380
5% 5/1/27	700	803
5% 5/1/29	1,750	1,984
5% 5/1/30	1,000	1,129
5% 5/1/31	1,205	1,358
Monroe County Indl. Dev. Corp.:
( Univ. of Rochester, Proj.) Series 2017 A:
5% 7/1/32	1,215	1,412
5% 7/1/34	1,310	1,506
(The Rochester Gen. Hosp. Proj.) Series 2017:
5% 12/1/31	1,595	1,794
5% 12/1/34	760	844
5% 12/1/35	700	777
5% 12/1/36	700	775
(Univ. of Rochester Proj.) Series 2015:
5% 7/1/28	1,250	1,434
5% 7/1/29	1,050	1,199
5% 7/1/30	1,000	1,138
5% 7/1/31	1,200	1,360
5% 7/1/32	1,250	1,411
(Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/31	1,650	1,926
(Univ. of Rochester, NY. Proj.):
Series 2017 C:
4% 7/1/32	1,680	1,776
5% 7/1/30	1,040	1,220
5% 7/1/31	800	934
Series 2017 D:
5% 7/1/30	1,000	1,173
5% 7/1/31	825	963
MTA Hudson Rail Yards Trust Oblig. Series 2016 A:
5% 11/15/46	4,000	4,134
5% 11/15/51	3,000	3,182
5% 11/15/56	4,000	4,300
Nassau County Gen. Oblig. Series 2014 A:
5% 4/1/26	19,360	21,790
5% 4/1/29	14,040	15,648
Nassau County Local Econ. Assistance and Fin. Corp. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2011:
5% 7/1/21	10,000	10,771
5% 7/1/22	5,500	5,910
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/23	450	499
5% 7/1/26	1,500	1,674
(Univ. Hosp. Proj.) Series 2012:
5% 7/1/20	2,000	2,111
5% 7/1/22	2,000	2,184
5% 7/1/27	2,155	2,325
(Winthrop-Univ. Hosp. Assoication Proj.) Series 2012:
5% 7/1/32	7,000	7,473
5% 7/1/37	4,595	4,867
Series 2014 B:
5% 7/1/23	550	610
5% 7/1/27	1,000	1,113
Series 2014 C, 5% 7/1/26	3,000	3,348
New York City Gen. Oblig.:
Series 2012 A-1, 5% 10/1/31	5,910	6,511
Series 2012 A1, 5% 8/1/24	2,400	2,605
Series 2012 G1, 5% 4/1/25	4,300	4,724
Series 2017 A, 5% 8/1/34	5,355	6,090
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2009 C, 5% 6/15/44	2,700	2,924
Series 2009 DD, 6% 6/15/40	1,115	1,121
Series 2009 GG, 5.25% 6/15/40	10,000	10,351
Series 2011 EE:
5.375% 6/15/40	2,310	2,501
5.375% 6/15/43	16,610	17,971
5.5% 6/15/43	4,375	4,750
Series 2012 BB, 5.25% 6/15/44	2,330	2,565
Series 2012 CC, 5% 6/15/45	8,000	8,662
Series 2013 CC, 5% 6/15/47	23,575	25,890
Series 2014 BB, 5% 6/15/46	9,785	10,751
Series 2014 CC, 5% 6/15/47	6,200	6,855
Series 2015 AA, 5% 6/15/44	6,200	6,877
Series 2015 FF, 5% 6/15/32	2,000	2,274
Series 2017 EE, 5% 6/15/37	10,000	11,465
Series 2018 BB, 5% 6/15/31	7,130	8,334
Series GG, 5% 6/15/43	2,700	2,895
5% 6/15/35	10,000	11,170
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
(New York State Gen. Oblig. Proj.):
Series 2015 S-1, 5% 7/15/35	4,000	4,451
Series 2018 S-1, 5% 7/15/30	9,000	10,532
Series 2009 S1:
5.5% 7/15/38	2,900	2,922
5.625% 7/15/38	2,900	2,923
Series 2009 S3, 5.25% 1/15/26	1,000	1,024
Series 2009 S5, 5.25% 1/15/39	10,180	10,412
Series 2012 S1 A, 5.25% 7/15/37	11,500	12,579
Series 2016 S1, 5% 7/15/33	2,165	2,453
Series 2016:
5% 7/15/32	15,000	17,060
5% 7/15/35	5,000	5,624
Series S1, 5% 7/15/28	9,000	9,930
New York City Transitional Fin. Auth. Rev.:
Series 2013 B, 5% 11/1/26	2,955	3,287
Series 2013 F:
5% 2/1/31	6,000	6,650
5% 2/1/32	5,000	5,535
Series 2013 F1, 5% 2/1/28	11,120	12,399
Series 2014 D1:
5% 2/1/27	5,000	5,645
5% 2/1/28	5,000	5,631
5% 2/1/29	7,500	8,425
5% 2/1/31	4,300	4,811
5% 2/1/32	1,515	1,691
Series 2015 E1, 5% 2/1/41	8,000	8,878
Series 2017 A, 5% 5/1/37	10,000	11,284
Series 2017 A-1, 5% 5/1/34	1,065	1,207
Series 2017 B, 5% 8/1/34	2,640	3,002
Series 2017 E, 5% 2/1/33	5,290	6,085
Series 2017 E-1, 5% 2/1/34	4,500	5,147
Series 2017 F:
5% 5/1/32	14,730	17,063
5% 5/1/33	5,000	5,771
5% 5/1/34	7,000	8,031
5% 5/1/35	11,795	13,503
5% 5/1/38	5,000	5,695
Series 2018 A-2, 5% 8/1/35	6,045	6,941
Series 2018 B-1, 5% 8/1/34	3,000	3,452
Series A, 5% 8/1/28	3,500	3,977
Series E, 5% 2/1/40	5,000	5,665
New York City Trust Cultural Resources Rev. (Carnegie Hall Proj.) Series 2009 A, 5% 12/1/39	23,090	24,136
New York Convention Ctr. Dev. Corp. Rev. Series 2015:
5% 11/15/29	5,000	5,717
5% 11/15/30	2,000	2,278
5% 11/15/33	9,115	10,297
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2009 A, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	5
Series 2012 D:
5% 2/15/24 (Pre-Refunded to 2/15/22 @ 100)	820	900
5% 2/15/37	7,500	8,162
Series 2013 A, 5% 2/15/30	18,985	20,941
Series 2014 A:
5% 2/15/39 (Pre-Refunded to 2/15/19 @ 100)	10	10
5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	5	5
Series 2014 A2, 5.25% 2/15/23 (Pre-Refunded to 2/15/19 @ 100)	20	21
5% 2/15/34 (Pre-Refunded to 2/15/19 @ 100)	10	10
New York Dorm. Auth. Rev.:
(Bond Fing. Prog.):
Series 2016 E:
5% 10/1/29	3,940	4,573
5% 10/1/30	3,355	3,880
Series 2016 G:
5% 10/1/29	2,415	2,817
5% 10/1/30	2,340	2,716
Series 2015 A:
5% 7/1/28	5,000	5,620
5% 7/1/29	5,000	5,599
5% 10/1/29	785	902
5% 5/1/30	3,450	3,908
5% 7/1/30	10,120	11,450
5% 7/1/30	5,000	5,575
5% 10/1/30	535	613
5% 5/1/31	11,000	12,402
5% 7/1/31	15,000	16,655
5% 10/1/31	1,595	1,818
5% 10/1/32	1,550	1,760
Series 2015 B:
5% 7/1/28	1,300	1,488
5% 10/1/28	1,000	1,146
5% 7/1/29	1,400	1,598
5% 10/1/29	1,470	1,672
5% 7/1/30	1,400	1,589
5% 7/1/31	1,400	1,584
5% 7/1/32	1,450	1,639
5% 7/1/33	1,750	1,975
5% 10/1/33	1,010	1,131
5% 10/1/34	1,070	1,198
5% 7/1/40	2,545	2,846
Series 2015:
5% 12/1/19 (a)	1,100	1,138
5% 12/1/20 (a)	1,200	1,263
5% 12/1/21 (a)	800	854
5% 12/1/23 (a)	700	765
5% 12/1/24 (a)	600	661
5% 12/1/27 (a)	1,200	1,320
Series 2016 A:
5% 7/1/31	1,200	1,377
5% 7/1/31	600	700
5% 7/1/32	800	930
5% 7/1/33	800	911
5% 7/1/33	1,800	2,086
5% 7/1/34	650	735
5% 7/1/35	500	565
5% 7/1/41	1,000	1,118
Series 2016 E, 5% 10/1/31	1,945	2,240
New York Dorm. Auth. Revs.:
(Colgate Univ. Proj.) Series 1996, 6% 7/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,060	2,185
(Cornell Univ. Proj.):
Series 2008 C:
5% 7/1/29	2,015	2,141
5% 7/1/37	6,000	6,352
Series 2009 A, 5% 7/1/22	445	461
(New York City Court Facilities Lease Proj.) Series 2005 A, 5.5% 5/15/28	2,700	3,331
(New York Univ. Proj.) Series 2001 1, 5.5% 7/1/40 (AMBAC Insured)	3,000	3,856
(Rochester Institute of Technology Proj.) Series 2010, 5% 7/1/21	1,500	1,591
(Rockefeller Univ. Proj.) Series 2009 C, 5% 7/1/40	15,000	15,529
(Skidmore College Proj.) Series 2011 A, 5.5% 7/1/41	3,000	3,276
(Vassar College Proj.) Series 2010, 5% 7/1/49	9,000	9,467
Series 2010 A:
5% 7/1/19	1,500	1,554
5% 7/1/41	12,000	12,724
Series 2012:
5% 7/1/23	1,000	1,109
5% 7/1/38	1,000	1,087
Series 2014 A:
5% 10/1/26 (FSA Insured)	1,400	1,590
5% 10/1/27 (FSA Insured)	1,000	1,131
5% 10/1/28 (FSA Insured)	1,000	1,126
Series A, 5.75% 7/1/18	750	755
5.25% 7/1/48 (Pre-Refunded to 7/1/18 @ 100)	5	5
New York Dorm. Auth. Sales Tax Rev.:
( New York State Sales Tax Rev. Proj.) Series 2016 A, 5% 3/15/30	2,650	3,093
Series 2014 A, 5% 3/15/36	8,180	9,124
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A, 5% 11/15/29	17,000	18,866
Series 2016 B1:
5% 11/15/36	5,000	5,692
5% 11/15/51	10,470	11,686
Series 2016 B2, 5% 11/15/37	12,700	14,446
New York Metropolitan Trans. Auth. Rev.:
Series 2008 B-2, 5% 11/15/23	2,660	2,962
Series 2012 D, 5% 11/15/25	20,000	22,213
Series 2012 H:
5% 11/15/24	1,480	1,647
5% 11/15/24 (Pre-Refunded to 11/15/22 @ 100)	1,810	2,036
5% 11/15/33	1,570	1,727
5% 11/15/33 (Pre-Refunded to 11/15/22 @ 100)	1,935	2,177
5% 11/15/42	3,110	3,397
5% 11/15/42 (Pre-Refunded to 11/15/22 @ 100)	1,640	1,845
Series 2013 A:
5% 11/15/43	2,535	2,764
5% 11/15/43 (Pre-Refunded to 5/15/23 @ 100)	715	810
Series 2013 E, 5% 11/15/43	15,375	16,867
Series 2014 A1, 5% 11/15/44	8,000	8,759
Series 2014 B, 5.25% 11/15/44	6,300	7,059
Series 2014 D, 5.25% 11/15/44	5,000	5,638
Series 2015 A1:
5% 11/15/40	5,000	5,517
5% 11/15/45	1,200	1,318
Series 2015 B:
5% 11/15/26 (Pre-Refunded to 5/15/25 @ 100)	1,495	1,752
5% 11/15/28 (Pre-Refunded to 5/15/25 @ 100)	1,000	1,172
5% 11/15/29	2,125	2,401
Series 2016 A1, 5% 11/15/46	31,830	35,197
Series 2016 B:
5% 11/15/34	1,490	1,681
5% 11/15/35	8,375	9,427
Series 2016, 6.5% 11/15/28	1,860	1,908
Series 2017 C-2:
0% 11/15/27	1,600	1,189
0% 11/15/29	15,820	10,771
0% 11/15/32	18,000	10,731
5.5% 11/15/18	445	454
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/37	3,400	3,868
Series A:
5% 2/15/34	845	864
5% 2/15/39	1,215	1,242
New York Thruway Auth. Gen. Rev.:
Series 2016 A:
5% 1/1/34	3,000	3,356
5% 1/1/35	6,455	7,202
5% 1/1/41	9,320	10,331
5% 1/1/46	7,285	8,034
5% 1/1/51	23,625	26,105
Series 2018 L:
5% 1/1/27	1,250	1,474
5% 1/1/28	1,250	1,491
5% 1/1/29	1,865	2,203
5% 1/1/30	1,000	1,180
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. Laguardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/33 (b)	5,000	5,549
(Laguardia Arpt. Term. B Redev. Proj.) Series 2016 A:
5% 7/1/34 (b)	4,000	4,332
5% 7/1/46 (b)	6,200	6,633
New York Urban Dev. Corp. Rev.:
(New York State Gen. Oblig. Proj.) Series 2017 A:
5% 3/15/29	8,950	10,525
5% 3/15/34	5,000	5,736
(New York State Pit) Series 2017 C, 5% 3/15/32	15,500	18,070
Series 2013 C, 5% 3/15/30	4,540	5,051
Series 2014 A, 5% 3/15/44	3,980	4,433
Series 2015 A, 5% 3/15/45	18,970	21,261
Series 2016, 5% 3/15/32	3,000	3,429
Niagara Falls City School District Ctfs. Prtn. Rfdg. Series 2015:
5% 6/15/23 (FSA Insured)	1,670	1,861
5% 6/15/24 (FSA Insured)	1,450	1,635
5% 6/15/25 (FSA Insured)	1,670	1,872
Oneida County Indl. Dev. Agcy. (Hamilton College Proj.) Series 2002, 5% 9/15/32	5,000	5,057
Rockland County Gen. Oblig.:
Series 2014 A:
5% 3/1/20 (FSA Insured)	3,000	3,160
5% 3/1/21 (FSA Insured)	3,000	3,235
5% 3/1/22 (FSA Insured)	4,000	4,395
5% 3/1/23 (FSA Insured)	2,500	2,796
5% 3/1/24 (FSA Insured)	1,600	1,816
Series 2014:
4% 2/15/21 (Build America Mutual Assurance Insured)	815	856
4% 2/15/22 (Build America Mutual Assurance Insured)	1,000	1,061
Schenectady Cnt Re Co. Re ( Union College, Proj.) Series 2017, 5% 1/1/40	2,600	2,922
Suffolk County Econ. Dev. Corp. Rev. (Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014:
5% 7/1/25	1,000	1,120
5% 7/1/26	1,280	1,428
Syracuse Gen. Oblig. Series 2015 A:
5% 3/1/24	1,000	1,133
5% 3/1/25	500	571
5% 3/1/26	500	566
5% 3/1/27	350	395
Tobacco Settlement Asset Securitization Corp. Series 2017 A:
5% 6/1/28	2,000	2,255
5% 6/1/29	3,000	3,362
5% 6/1/30	2,500	2,790
Triborough Bridge & Tunnel Auth. Revs.:
Series 2012 B:
0% 11/15/27	2,500	1,864
0% 11/15/28	2,500	1,789
Series 2013 A, 5% 11/15/24	4,000	4,487
Series 2013 C, 5% 11/15/29	6,340	7,079
Series 2015 A, 5.25% 11/15/45	10,820	12,332
Series 2017 B, 5% 11/15/36	5,000	5,731
Troy Cap. Resource Corp. Rev. (Rensselaer Polytechnic Institute Proj.):
Series 2010 A:
5% 9/1/30	5,775	6,053
5.125% 9/1/40	8,055	8,437
Series 2015:
5% 8/1/26	1,385	1,594
5% 8/1/27	1,600	1,821
5% 8/1/28	1,565	1,775
5% 8/1/32	1,000	1,117
Western Nassau County Wtr. Auth. Series 2015 A:
5% 4/1/28	300	340
5% 4/1/30	350	393
5% 4/1/31	335	375
5% 4/1/32	1,000	1,115
5% 4/1/34	1,045	1,160
5% 4/1/35	1,180	1,306
5% 4/1/40	1,400	1,534
5% 4/1/45	2,250	2,454
Yonkers Gen. Oblig.:
Series 2015 A, 5% 3/15/22 (Pre-Refunded to 3/15/21 @ 100)	750	812
Series 2015 B:
5% 8/1/21 (FSA Insured)	735	801
5% 8/1/22 (FSA Insured)	510	565
5% 8/1/23 (FSA Insured)	300	337
Series 2015 C, 4% 8/1/18 (FSA Insured)	630	633
Series 2015 D:
5% 8/1/27 (FSA Insured)	2,440	2,754
5% 9/1/27 (FSA Insured)	3,755	4,243
5% 8/1/28 (FSA Insured)	2,060	2,332
5% 9/1/28 (FSA Insured)	3,945	4,472
5% 8/1/29 (FSA Insured)	1,500	1,692
5% 9/1/29 (FSA Insured)	4,150	4,687
5% 8/1/30 (FSA Insured)	1,500	1,685
5% 9/1/30 (FSA Insured)	4,365	4,908

TOTAL NEW YORK		1,523,862

New York And New Jersey - 6.0%
New York Liberty Dev. Corp. (4 World Trade Ctr. Proj.) Series 2011, 5.125% 11/15/44	29,440	31,780
Port Auth. of New York & New Jersey:
163rd Series, 5% 7/15/35	25,000	26,541
185th Series:
5% 9/1/26 (b)	10,150	11,462
5% 9/1/27 (b)	6,200	6,959
5% 9/1/28 (b)	7,350	8,223
85th Series, 5.375% 3/1/28	6,280	7,292
Series 202, 5% 10/15/36 (b)	5,455	6,110

TOTAL NEW YORK AND NEW JERSEY		98,367

TOTAL MUNICIPAL BONDS
(Cost $1,615,243)		1,622,229
TOTAL INVESTMENT IN SECURITIES - 98.2%
(Cost $1,615,243)		1,622,229
NET OTHER ASSETS (LIABILITIES) - 1.8%		30,450
NET ASSETS - 100%		$1,652,679

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $10,090,000 or 0.6% of net assets.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity New York Municipal Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	June 28, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	June 28, 2018